Taxation (Components of Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 PRC Mainland Entities [Member] CNY	Dec. 31, 2012 PRC Mainland Entities [Member] CNY	Dec. 31, 2011 PRC Mainland Entities [Member] CNY	Dec. 31, 2013 Non-PRC Mainland Entities [Member] CNY	Dec. 31, 2012 Non-PRC Mainland Entities [Member] CNY	Dec. 31, 2011 Non-PRC Mainland Entities [Member] CNY
Components of Income Tax Expense [Line Items]
Current income tax expense		321,446	506,463	526,641	244,413	393,630	428,200	77,033	112,833	98,441
Deferred income tax expense (benefit)		(53,529)	(20,884)	(51,421)	(24,808)	13,049	(16,621)	(28,721)	(33,933)	(34,800)
Withholding tax								54,356	59,960	133,978
Income tax expense	$ 53,236	322,273	545,540	609,199	219,605	406,680	411,580	102,668	138,860	197,619